Transactions in soles - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / S/	Dec. 31, 2024 $ / S/
Transactions in Soles
Gain (loss) foreign exchange difference	$ 64,967,000	$ (9,184,000)	$ 19,375,000
Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Gain (loss) foreign exchange difference	$ 72,439,000	$ 1,162,000	$ 20,476,000
Purchased call options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate	0.298	0.266		3.368	3.77
Written put options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate | $ / shares	0.297	0.265